Cover	May 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2021
Entity File Number	001-38850
Entity Registrant Name	Bally’s Corporation
Entity Central Index Key	0001747079
Entity Tax Identification Number	20-0904604
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Westminster Street
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	475-8474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	BALY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true